Leases (Tables)	6 Months Ended
Jun. 30, 2024
Lessee Disclosure [Abstract]
Summary of components of lease cost
The components of lease cost were as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Operating lease costs	22,854	25,289
Short-term lease costs	1,660	1,529
Total	24,514	26,818

The lease cost was allocated as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Selling, general and administrative expenses	12,968	14,838
Research and development expenses	11,546	11,980
Total	24,514	26,818
Supplemental cash flow information related to operating leases was as follows:

	Six Months Ended June 30,
	2023	2024
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	6,484	17,567

Right-of-use assets obtained in exchange for lease obligations
Operating leases	31,832	1,756

Summary of operating lease right-of-use assets and the amortization
The operating lease right-of-use assets and the amortization were as follows:

	As of December 31,	As of June 30,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	172,643	159,117
Less: accumulated amortization	(47,438)	(32,306)
Total	125,205	126,811

	As of December 31,	As of June 30,
	2023	2024
Weighted average remaining lease term (years):
Operating leases	6.14	5.98

Weighted average discount rate:
Operating leases	8.65%	8.39%